Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with the new requirements prescribed in Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and our financial performance for the prior three fiscal years.
For this purpose, CAP is determined in accordance with SEC rules by adjusting the amounts reported in the Summary Compensation Table by (a) subtracting the change in pension value, if any, for the year; (b) adding the pension service cost for the year; (c) subtracting the grant date fair value of equity awards granted during the year; (d) adding the year-end fair value of unvested equity awards granted during the year; (e) for awards granted in prior years that vested during the year, adding the difference between the vesting date fair value and the fair value at the immediately preceding year-end; and (f) for awards granted in prior years that remain outstanding or unvested at the end of the year, adding the difference between the year-end fair value and the fair value at the immediately preceding year-end. These adjustments are shown below. The table below provides CAP for our principal executive officer (“PEO”) (our CEO) and an average CAP for our non-PEO named executive officers (“NEOs”), as well as other financial information as required. Please see the Compensation Discussion & Analysis above for information regarding the decisions made by the Human Resources and Compensation Committee with respect to the compensation paid to our CEO and NEOs.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO ($)(a)	Compensation Actually Paid to First PEO ($)(b)	Summary Compensation Table Total for Second PEO ($)(a)	Compensation Actually Paid to Second PEO ($)(b)	Average Summary Compensation Table Total for non-PEO NEOs ($)(a)	Average Compensation Actually Paid to non-PEO NEOs ($)(a)(b)	Total Shareholder Return ($)(c)	Peer Group Total Shareholder Return ($)(c)	Net Income ($M) (d)	Revenue ($M) (e)
2022	N/A	N/A	12,770,195	9,019,182	3,164,279	1,947,464	171	127	1,756.5	15,991.7
2021	18,253,260	46,032,830	12,888,518	20,449,001	3,813,093	8,590,730	202	134	1,423.4	14,136.4
2020	28,107,486	55,194,418	N/A	N/A	4,854,212	9,065,250	144	111	854.9	12,454.7
(a)The First PEO represents our former CEO Mr. Lamach who became Executive Chair effective July 1, 2021 and retired December 31, 2021; the Second PEO represents Mr. Regnery who became CEO effective July 1, 2021. The non-PEO NEOs represent the following individuals: 2020: Mr. Kuehn, Ms. Carter, Mr. Regnery, Ms. Avedon, and Mr. Camuti; 2021: Mr. Kuehn, Ms. Avedon, Mr. Camuti and Mr. Turtz; 2022: Mr. Kuehn, Mr. Camuti, Mr. Turtz and Mr. Pittard. The amounts shown for each PEO are the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year. The amounts shown for the non-PEO NEOs are the average of amounts reported in the “Total” column of the Summary Compensation Table for the applicable year for NEOs other than the PEO.
(b)The following table provides the calculation required to determine CAP in accordance with SEC rules. The CAP amounts reflected do not reflect the actual amount of compensation earned by or paid to our NEOs. The fair values reflected in the Equity Compensation section are calculated in a manner consistent with the methodology used to account for share-based payments in our financial statements, as described in Note 14 to the 2022 10-K. To determine equity award fair values for purposes of calculating CAP in accordance with SEC rules, adjustments were made based on the stock price, updated Black-Scholes stock option assumptions, and estimated Performance Share Unit payouts as of the year-end and vesting measurement dates.

			Pension Compensation		Equity Compensation
	Fiscal Year (FY)	Summary Compensation Table (SCT) Total ($)	LESS SCT Aggregate Change in the Actuarial Present Value of All Defined Benefit and Actuarial Pension Plans ($)(1)	PLUS Service Cost and Prior Service Cost ($)	LESS SCT Grant Date Fair Value of Equity Awards Granted in FY ($)(2)	PLUS Fair Value of Outstanding Equity Awards Granted in FY ($)	PLUS Change in Fair Value of Equity Awards from Prior Years That Vested in FY ($)	PLUS Change in Fair Value of Outstanding Equity Awards from Prior Years ($)	Compensation Actually Paid (CAP) Total ($)
First PEO M. W. Lamach	2021	18,253,260	920,815	2,165,012	11,417,703	12,915,519	1,898,863	23,138,694	46,032,830
	2020	28,107,486	11,591,666	1,584,239	11,762,881	19,402,771	4,924,066	24,530,403	55,194,418
Second PEO D. S. Regnery	2022	12,770,195	—	479	8,082,094	8,790,912	(3,480,220)	(980,090)	9,019,182
	2021	12,888,518	2,695,010	3,454	6,673,971	9,239,470	634,638	7,051,902	20,449,001
Average non-PEO NEOs	2022	3,164,279	—	287,386	1,558,144	1,695,006	(1,305,293)	(335,770)	1,947,464
	2021	3,813,093	309,031	457,055	1,822,743	3,002,913	181,250	3,268,193	8,590,730
	2020	4,854,212	1,634,400	248,316	1,783,574	2,941,593	711,361	3,727,742	9,065,250
(1) As reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” of the Summary Compensation Table for each applicable year.
(2) As reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.
(c)Reflects the cumulative Total Shareholder Return for Trane Technologies and the Standard & Poor’s 500 Industrials Index, which is the peer group used in the Performance Graph required under Item 201(e) of Regulation S-K shown in Item 5 of our 2022 Form 10-K. Assumes an initial investment of $100 on December 31, 2019 (adjusted for our Reverse Morris Trust transaction that closed on February 29, 2020) and reinvestment of dividends.
(d)As reflected in the Company’s Consolidated Statement of Earnings included in the Form 10-K for each fiscal year.
(e)The Company Selected Measure (“CSM”) is Net Revenues for Products and Services (“Revenue”) as reported in the Company’s Consolidated Statement of Earnings included in the Company’s Annual Report on Form 10-K for each fiscal year. The revenue performance targets and results related to executive compensation within our AIM program are not the same as the Revenue listed for the CSM. Revenue results related to AIM are further adjusted for the impact of acquisitions and/or divestitures, foreign exchange, changes in accounting principles, extraordinary items, and unusual or non-recurring gains or losses, including significant differences from the assumptions contained in the financial plan upon which the incentive targets were established. All adjustments are reviewed and approved by the Human Resources and Compensation Committee.
Relationships between Pay and Various Metrics
In accordance with regulatory requirements, the graphs below reflect the relationships of PEO and Average Non-PEO CAP over the prior three fiscal years to (i) Company TSR and Peer Group TSR, (ii) Net Income, and (iii) Revenue, our Company Selected Measure.
CAP VS TT AND PEER GROUP TSR

CAP VS NET INCOME
CAP VS REVENUE
Performance Measures
We used the following unranked performance measures to link executive compensation actually paid to Company performance for the most recently completed fiscal year.

Financial Measures
Revenue
Adjusted EBITDA
Free Cash Flow
Relative 3-Year Total Shareholder Return Percentile Ranking
Relative Cash Flow Return on Invested Capital Percentile Ranking
Additional information about the performance measures used to calculate PEO and NEO compensation can be found in the discussions of our short-term and long-term incentive programs in the “Compensation Discussion and Analysis” under the headings “Annual Incentive Matrix (‘AIM’) Program” and “Long-Term Incentive Program (‘LTI’)”. We believe the Company’s executive compensation program appropriately rewards our PEO and the Other NEOs for Company and individual performance, assists the Company in retaining our senior leadership team and supports long-term value creation for our shareholders. These values demonstrate alignment of interests of our PEO and the Other NEOs and our stockholders.

Company Selected Measure Name	Revenue($M) (e)
Named Executive Officers, Footnote [Text Block]	The First PEO represents our former CEO Mr. Lamach who became Executive Chair effective July 1, 2021 and retired December 31, 2021; the Second PEO represents Mr. Regnery who became CEO effective July 1, 2021. The non-PEO NEOs represent the following individuals: 2020: Mr. Kuehn, Ms. Carter, Mr. Regnery, Ms. Avedon, and Mr. Camuti; 2021: Mr. Kuehn, Ms. Avedon, Mr. Camuti and Mr. Turtz; 2022: Mr. Kuehn, Mr. Camuti, Mr. Turtz and Mr. Pittard. The amounts shown for each PEO are the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year. The amounts shown for the non-PEO NEOs are the average of amounts reported in the “Total” column of the Summary Compensation Table for the applicable year for NEOs other than the PEO.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative Total Shareholder Return for Trane Technologies and the Standard & Poor’s 500 Industrials Index, which is the peer group used in the Performance Graph required under Item 201(e) of Regulation S-K shown in Item 5 of our 2022 Form 10-K. Assumes an initial investment of $100 on December 31, 2019 (adjusted for our Reverse Morris Trust transaction that closed on February 29, 2020) and reinvestment of dividends.
Non-PEO NEO Average Total Compensation Amount	$ 3,164,279	$ 3,813,093	$ 4,854,212
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,947,464	8,590,730	9,065,250
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP VS TT AND PEER GROUP TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP VS REVENUE
Total Shareholder Return Vs Peer Group [Text Block]	CAP VS TT AND PEER GROUP TSR
Tabular List [Table Text Block]
We used the following unranked performance measures to link executive compensation actually paid to Company performance for the most recently completed fiscal year.

Financial Measures
Revenue
Adjusted EBITDA
Free Cash Flow
Relative 3-Year Total Shareholder Return Percentile Ranking
Relative Cash Flow Return on Invested Capital Percentile Ranking

Total Shareholder Return Amount	$ 171	202	144
Peer Group Total Shareholder Return Amount	127	134	111
Net Income (Loss)	$ 1,756,500,000	$ 1,423,400,000	$ 854,900,000
Company Selected Measure Amount	15,991,700,000	14,136,400,000	12,454,700,000
PEO Name	Mr. Regnery		CEO Mr. Lamach
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative 3-Year Total Shareholder Return Percentile Ranking
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Cash Flow Return on Invested Capital Percentile Ranking
Second PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 12,770,195	$ 12,888,518
PEO Actually Paid Compensation Amount	9,019,182	20,449,001
First PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		18,253,260	$ 28,107,486
PEO Actually Paid Compensation Amount		46,032,830	55,194,418
PEO [Member] | Second PEO [Member] | Adjustment type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,695,010
PEO [Member] | Second PEO [Member] | Adjustment type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	479	3,454
PEO [Member] | Second PEO [Member] | Adjustment type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,082,094	6,673,971
PEO [Member] | Second PEO [Member] | Adjustment type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,790,912	9,239,470
PEO [Member] | Second PEO [Member] | Adjustment type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,480,220)	634,638
PEO [Member] | Second PEO [Member] | Adjustment type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(980,090)	7,051,902
PEO [Member] | First PEO [Member] | Adjustment type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		920,815	11,591,666
PEO [Member] | First PEO [Member] | Adjustment type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,165,012	1,584,239
PEO [Member] | First PEO [Member] | Adjustment type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,417,703	11,762,881
PEO [Member] | First PEO [Member] | Adjustment type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,915,519	19,402,771
PEO [Member] | First PEO [Member] | Adjustment type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,898,863	4,924,066
PEO [Member] | First PEO [Member] | Adjustment type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,138,694	24,530,403
Non-PEO NEO [Member] | Adjustment type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	309,031	1,634,400
Non-PEO NEO [Member] | Adjustment type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	287,386	457,055	248,316
Non-PEO NEO [Member] | Adjustment type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,558,144	1,822,743	1,783,574
Non-PEO NEO [Member] | Adjustment type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,695,006	3,002,913	2,941,593
Non-PEO NEO [Member] | Adjustment type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,305,293)	181,250	711,361
Non-PEO NEO [Member] | Adjustment type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (335,770)	$ 3,268,193	$ 3,727,742